Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Expense

The items comprising income tax expense are as follows (dollars in thousands):

	Year Ended December 31,
	2013	2012	2011
Provision (benefit) for current income taxes
Federal	$—	$—	$—
State	275	80	57

Total provision for current income taxes	275	80	57

Provision (benefit) for deferred income taxes, net
Federal	347	(51)	444
State	170	(113)	100

Total provision (benefit) for deferred income taxes, net	517	(164)	544

Total income tax expense (benefit)	$792	$(84)	$601

Reconciles Statutory Federal Tax Rate to Effective Income Tax Rate

The following schedule reconciles the statutory Federal tax rate to the effective income tax rate:

	Year Ended December 31,
	2013		2012		2011
Federal statutory tax rate	34%		34%		34%
Increase (decrease) resulting from:
Earnings excluded from federal income tax	(14%	)	(10%	)	(8%	)
State income taxes, net of federal income tax benefit	29%		7%		11%
Nondeductible expenses from investment in partnership	4%		(13%	)	3%
Other	3%		(1%	)	0%

Effective income tax rate	56%		17%		40%

Net Deferred Tax Assets and Liabilities

Our net deferred tax assets and liabilities consist of the following (dollars in thousands):

	Year Ended December 31,
	2013	2012
Current deferred income tax assets
Net operating losses	$3,643	$4,184
Federal tax credits	29	—

Current deferred income tax assets, net	$3,672	$4,184

Non-current deferred income tax liabilities
Investment in Paycom Payroll Holdings, LLC	2,895	2,890

Non-current deferred income tax liabilities, net	$2,895	$2,890